Average Annual Total Returns{- Strategic Advisers® Short Duration Fund} - 05.31 Strategic Advisers Short Duration Fund PRO-11 - Strategic Advisers® Short Duration Fund	Strategic Advisers Short Duration Fund-Default Return Before Taxes Past 1 year	Strategic Advisers Short Duration Fund-Default Return Before Taxes Past 5 years	Strategic Advisers Short Duration Fund-Default Return Before Taxes Since Inception		Strategic Advisers Short Duration Fund-Default After Taxes on Distributions Past 1 year	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions Past 5 years	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions Since Inception		Strategic Advisers Short Duration Fund-Default After Taxes on Distributions and Sales Past 1 year	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions and Sales Past 5 years	Strategic Advisers Short Duration Fund-Default After Taxes on Distributions and Sales Since Inception		SB009 Past 1 year	SB009 Past 5 years	SB009 Since Inception
Total	2.53%	2.18%	1.59%	[1]	1.86%	1.40%	0.99%	[1]	1.49%	1.33%	0.96%	[1]	0.80%	1.27%	0.74%	[1]

[1]	(a)From December 20, 2011